Exhibit 99.6

Data Compare (Non-Ignored)
Run Date - 10/31/2024 2:45:19 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
221038560		3158535110			Initial Rate Lock Date	[redacted]	[redacted]	Verified	Field value reflects source document
221802758		3158535507			Initial Rate Lock Date	[redacted]	[redacted]	Verified	Field value reflects source document